SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE (Details) - shares	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	51,113,455	9,067,153	31,119,343	1,415,550
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	30,225,397	8,014,220	30,225,397	398,226
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	888,058	1,047,377	893,946	1,011,768
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		5,556		5,556